OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER ASSETS	Other assets consisted of the following:
	December 31, 2023	December 31, 2022
	US$’000	US$’000
Long-term deferred expenses	4,292	2,392
Total	4,292	2,392